OTHER (LOSS)/INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER (LOSS)/INCOME [Abstract]
Other income	$ 1,547	$ 4,066	$ 2,348